                                                                January 7, 2005


                    Re:   Universal Truckload Services, Inc.
                          Form S-1
                          Filed November 15, 2004, as amended January 7, 2005 File No. 333-120510


Ms. Sara W. Dunton
Branch Chief
Division of Corporate Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Dear Ms. Dunton:

         This letter responds to your letter of December 10, 2004 setting forth the comments of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") regarding the Registration Statement on Form S-1 of Universal Truckload Services, Inc. (the "Company") filed on November 15, 2004 (the "Registration Statement").

         For your convenience, we have reproduced each of the Staff's comments in this letter, using bold text, and indicated the Company's response to it below. We have also revised the Registration Statement in response to the Staff's comments and are filing concurrently with this letter Amendment No. 1 to the Registration Statement ("Amendment No. 1"), which reflects these and other revisions. We are also sending via courier five marked (without exhibits) and five clean (with exhibits) paper copies of Amendment No. 1 for the convenience of the Staff.

         Page references in the text of this letter correspond to the pages of Amendment No. 1, except where otherwise indicated.

         On behalf of the Company, we advise you as follows:

GENERAL

          1. IN AN APPROPRIATELY CAPTIONED SECTION, PLEASE EXPAND YOUR DISCLOSURE TO DESCRIBE THE BUSINESS PURPOSE OF THE PROPOSED SPIN-OFF.

         We supplementally advise the Staff that CenTra, Inc. ("CenTra") consummated the spin-off as of December 31, 2004. CenTra elected to consummate the spin-off on this date for its own internal business purposes. Accordingly, we respectfully submit to the Staff that a description of the business purpose of the spin-off in the disclosure is no longer necessary. We have revised Amendment No. 1 to reflect the current ownership of the Company and the date of the spin-off. Please see pages 3, 42 and 78. For a supplemental description of the business purposes which are expected to be accomplished through the execution of the spin-off, please see the response to the Staff's comment number 3 below.

         2. THROUGHOUT THE DOCUMENT, PLEASE CLARIFY WHETHER THE COMMON STOCK THAT WILL BE DISTRIBUTED FROM CENTRA TO MR. MOROUN AND THE TRUST WILL BE RESTRICTED SECURITIES WITHIN THE MEANING OF RULE 144.

         We respectfully note for the Staff that, in the "Shares Eligible for Future Sale" section of the Registration Statement, the 10,022,500 shares of common stock held by Mr. Moroun and the trust are designated as restricted securities within the meaning of Rule 144. In response to the Staff's comment, we have revised the disclosure on page 81.

         3. PLEASE PROVIDE US WITH A DETAILED SUPPLEMENTAL ANALYSIS IN ORDER TO CONFIRM THAT YOU ARE NOT REQUIRED TO REGISTER THE SPIN-OFF OF CENTRA'S SHARES, UNDER THE GUIDANCE SET FORTH IN STAFF LEGAL BULLETIN NO. 4 (SEPTEMBER 16, 1997), AVAILABLE IN THE DIVISION OF CORPORATION FINANCE SECTION OF OUR WEBSITE, WWW.SEC.GOV.

         In response to the Staff's comment, we supplementally advise the Staff that the Company believes it is not required to register the spin-off of its shares by CenTra pursuant to the guidance set forth in Staff Legal Bulletin 4 (September 16, 1997) ("SLB 4"). SLB 4 states that a subsidiary must register a spin-off of its shares under the Securities Act if the spin-off is a "sale" (as defined in Section 2(a)(3) of the Securities Act of 1933) of the securities by the parent. SLB 4 further provides five conditions that, if met, exempt the subsidiary from registering the spin-off under the Securities Act. These conditions are:

                1) the parent shareholders do not provide consideration for the spun-off shares;

                2)  the spin-off is pro-rata to the parent shareholders;

                3) the parent provides adequate information about the spin-off and the subsidiary to its shareholders and to the trading markets;

                4)  the parent has a valid business purpose for the spin-off;
                    and

                5) if the parent spins off "restricted securities," it has held those securities for at least two years.

         Set forth below is an analysis of these conditions as applied to the spin-off of the Company's shares by CenTra.

         1. The parent shareholders do not provide consideration for the spun-off shares.

         The first condition requires that the parent shareholders receiving the spun-off shares do not provide any consideration to the parent in exchange for these shares. If the parent shareholders do provide consideration in exchange for the shares, the spin-off qualifies as a "sale" of the subsidiary shares under Section 2(a)(3) of the Securities Act and the spin-off must be registered. CenTra's spin-off of the Company's shares was effected by means of an in-kind dividend of the Company's shares to CenTra's shareholders that was declared by CenTra's board of directors on December 28, 2004. The in-kind dividend was paid to CenTra's shareholders (Matthew T. Moroun and the trust controlled by Manuel
J. Moroun) pro-rata based upon their ownership interest in CenTra. Neither of CenTra's shareholders made any payment to CenTra in exchange for the dividend and, accordingly, no consideration was provided for the spun-off shares.

         2. The spin-off is pro-rata to the parent shareholders.

         The second condition requires that the parent shareholders have the same proportionate interest in parent and the subsidiary both before and after the spin-off. As stated above, the spin-off was effected by means of a pro-rata in-kind dividend payable to CenTra's shareholders. Prior to the spin-off, Matthew T. Moroun held 50.34% of CenTra and the trust controlled by Manuel J. Moroun held the remaining 49.66%. After the spin-off, Matthew
     T. Moroun and the trust controlled by Manuel J. Moroun each hold the same percentage interest, respectively, in CenTra and the Company.

         3. The parent provides adequate information about the spin-off and the subsidiary to its shareholders and to the trading markets.

         The third condition requires that the parent provide adequate information about the spin-off and the subsidiary to its shareholders and the trading market. Neither CenTra nor the Company was a reporting company at the time of the spin-off or currently report under the Securities Exchange Act of 1934. While the Staff has not articulated specific conditions that must be met in order to satisfy this condition when neither the parent nor the subsidiary is a reporting company, in the past the Staff has taken the position that the parent provides adequate information if, by the date of the spin-off:

                o the parent shareholders get an information statement that describes the spin-off and the subsidiary and that substantially complies with Regulation 14A or Regulation 14C;
                o the holders of the spun-off securities can only transfer the securities in specific, limited situations;
                o the information statement tells the holders about the transfer limits;
                o the spun-off securities have a legend on them that describes the transfer limits; and
                o the spun-off subsidiary's stock transfer books include stop transfer instructions that indicate the transfer limits.

         In the case at hand, (i) Matthew T. Moroun and the trust controlled by Manuel J. Moroun are the sole shareholders of CenTra and, accordingly, are the only persons that received shares of the Company in the spin-off; (ii) Matthew
T. Moroun is the vice-chairman of CenTra and Manuel J. Moroun is the chairman, president and chief executive officer of CenTra, they are directors of CenTra and together were the prime architects of the spin-off, (iii) Matthew T. Moroun and Manuel J. Moroun have been the indirect 100% owners of the Company since its inception and are intimately familiar with its operations; and (iv) each of Matthew T. Moroun and Manuel J. Moroun are on the board of directors of the Company, with Matthew T. Moroun serving as the chairman, and were provided, are familiar with and have signed the Registration Statement describing the Company. In light of these facts, we respectfully submit that CenTra's shareholders had adequate information about the Company and the spin-off.

         The ability of CenTra's shareholders to transfer the spun-off shares is also limited. The spun-off shares are not registered under the Securities Act and, accordingly, may only be transferred pursuant to an effective registration statement or a valid exemption from the registration requirements of the Securities Act. Matthew T. Moroun and Manuel J. Moroun are aware of these transfer restrictions and the certificates evidencing the spun-off shares contain a legend describing the transfer limits. In addition, prior to the effectiveness of the Registration Statement, the Company will instruct SunTrust Bank, its registrar and transfer agent, to note the fact that the spun-off shares are subject to the foregoing restrictions in the Company's stock transfer books.

         4. The parent has a valid business purpose for the spin-off.

         The fourth condition requires that the parent have a valid business purpose for the spin-off. In SLB 4, the Staff notes that "the facts of a particular situation will determine whether the business purpose is valid" and indicates that the parent must determine for itself whether it has a valid purpose for the spin-off. CenTra has identified three business purposes which are expected to be accomplished through the spin-off and would not be accomplished if the spin-off did not occur. First, the Company's outside labor counsel has advised that the spin-off is recommended in order to generate cost savings related to the Company not being challenged and treated as a single-employer with CenTra in connection with its acquisition of AFA and any future acquisitions. Second, the Company's outside labor counsel has identified additional organization and labor relations benefits that would not be expected if the Company remained a subsidiary of CenTra, but that would be expected if the spin-off were consummated. Third, the Company's outside investment banking advisors have concluded that the capital markets are likely to ascribe a higher value per share to the Company in connection with its initial public offering if the spin-off is concluded, as compared to the valuation that is likely to ascribed if the Company remained controlled by CenTra or remained in a common holding company structure with CenTra.

         5. If the parent spins off "restricted securities," it has held those securities for at least two years.

         The final condition requires that the parent have held the spun-off shares for at least two years if those shares are restricted securities within the meaning of Rule 144. Prior to the spin-off, CenTra held 100% of the shares of the Company since its inception in December 2001.

         For the reasons set forth above, we respectfully submit that the Company is not required to register the spin-off of its shares from CenTra.

         4. PLEASE UPDATE YOUR FINANCIAL STATEMENTS AND CONSENT IN ACCORDANCE WITH RULE 3-12 OF REGULATION S-X IN YOUR NEXT AMENDMENT.

         In response to the Staff's comment, the Company has updated the financial statements and consents, included in Amendment No. 1.

OUTSIDE FRONT COVER PAGE OF PROSPECTUS

         5. PLEASE CONFIRM THAT YOU WILL INCLUDE AN ESTIMATE OF THE RANGE OF THE MAXIMUM OFFERING PRICE AND THE MAXIMUM NUMBER OF SHARES TO BE SOLD IN ANY PRELIMINARY PROSPECTUS YOU CIRCULATE. SEE INSTRUCTION 1. (A) TO ITEM 501(B)(3).

         We acknowledge the Staff's comment and confirm that the Company will include an estimate of the price range and the maximum number of shares to be sold in the preliminary prospectus.

INSIDE FRONT COVER PAGE OF PROSPECTUS

         6. PROVIDE US WITH THE ARTWORK YOU INTEND TO INCLUDE AS SOON AS POSSIBLE SO THAT WE MAY HAVE TIME TO REVIEW IT. ALSO, PLEASE NOTE THAT THE INSIDE FRONT COVER ARTWORK SHOULD BE CLEAR ILLUSTRATIONS OF YOUR PRODUCT OR BUSINESS WITH CONCISE LANGUAGE DESCRIBING THE ILLUSTRATIONS.

         In response to the Staff's comment, the Company has included the artwork it intends to include in Amendment No. 1. We have also included a color copy of the artwork with the courtesy copies of Amendment No. 1 sent via courier.

PROSPECTUS SUMMARY, PAGE 1
NON-ASSET BASED STRATEGY, PAGE 1

         7. SUPPLEMENTALLY PROVIDE US WITH THE BASIS FOR YOUR BELIEF THAT YOUR "LOW FIXED COSTS AND CAPITAL EXPENDITURE REQUIREMENTS PRODUCE HIGHER RETURNS ON ASSETS THAN MANY OF OUR ASSET-BASED COMPETITORS."

         In response to the Staff's comment, we supplementally advise the Staff that the Company believes the fact that it does not own, and therefore does not have to maintain and replace its own tractors or employee salaried drivers, supports its belief that its business model generates higher returns than many asset-based trucking companies. In further support of this belief, set forth below is a chart showing the average return on assets for 2000, 2001, 2002 and 2003 of the Company and four publicly traded asset-based trucking companies (the information with respect to these four companies is taken from their respective SEC filings).



                       COMPANY                      2003   2002   2001  2000
       ------------------------------------------- ------ ------ ------ ------
       Universal Truckload Services, Inc.          13.9%  15.3%  14.8%  13.9%
       ------------------------------------------- ------ ------ ------ ------
       P.A.M. Transportation Services, Inc.         4.7%   8.1%   5.8%   5.2%
       ------------------------------------------- ------ ------ ------ ------
       Swift Transportation Co., Inc.               4.6%   3.7%   1.7%   4.7%
       ------------------------------------------- ------ ------ ------ ------
       Smithway Motor Xpress Corp.                 (3.1%) (8.9%) (4.7%) (1.7%)
       ------------------------------------------- ------ ------ ------ ------
       Werner Enterprises, Inc.                     6.8%   6.1%   5.0%   5.3%
       ------------------------------------------- ------ ------ ------ ------

GROWTH STRATEGY, PAGE 2

         8.       PLEASE DEFINE "INTERMODAL SUPPORT SERVICES."

         In response to the Staff's comment, we have revised the disclosure on page 2.

CORPORATE INFORMATION, PAGE 3

         9. IT APPEARS THAT THE WEBSITE ADDRESS YOU DISCLOSE IN THE FILING (WWW.GOUTSI.COM) IS NOT WORKING. PLEASE ADVISE.

         We respectfully advise the Staff that the Company is in the process of preparing its website and confirms that it will be activated prior to the circulation of the preliminary prospectus.

         10. PLEASE CONSIDER DISCUSSING THE SPIN-OFF TRANSACTION UNDER A SEPARATELY CAPTIONED SECTION WITHIN THE PROSPECTUS SUMMARY.

         As described in response to the Staff's comment number 1, we respectfully submit that such a section is no longer appropriate because the spin-off has already occurred.

         11. WE NOTE YOUR DISCLOSURE THAT CENTRA IS OWNED BY MATTHEW T. MOROUN AND A TRUST CONTROLLED BY MANUEL J. MOROUN; HOWEVER, ELSEWHERE IN THE DOCUMENT, YOU DISCLOSE THAT CENTRA IS OWNED BY MATTHEW T. MOROUN, MANUEL MOROUN AND MEMBERS OF THEIR FAMILY. THESE STATEMENTS APPEAR TO BE INCONSISTENT. PLEASE CLARIFY AND REVISE AS NECESSARY.

         We supplementally advise the Staff that CenTra is 100% owned by Matthew
T. Moroun and the trust controlled by Manuel J. Moroun. We have revised Amendment No. 1 to remove all references to any other member of the Moroun family in this context.

         12. PLEASE CONSIDER INCLUDING A CHART, OR OTHER EXPLANATORY TOOL, TO DEPICT YOUR CORPORATE STRUCTURE, BEFORE AND AFTER THE IPO, AND WITH REFERENCE TO THE PARENT COMPANY, SO THAT INVESTORS CAN BETTER UNDERSTAND THE COMPANY IN WHICH THEY ARE MAKING AN INVESTMENT.

         As described in response to the Staff's comment number 1, we respectfully submit that such a chart is no longer necessary. However, please note the chart on page 60, which does depict our current operating structure.

SUMMARY HISTORICAL AND PRO FORMA FINANCIAL AND OPERATING DATA, PAGE 5 BALANCE SHEET DATA, PAGE 7

         13. PLEASE REVISE YOUR PRESENTATION OF BALANCE SHEET DATA WITHIN YOUR SUMMARY HISTORICAL AND PRO FORMA FINANCIAL AND OPERATING DATA TO BE IN A POSITION OF GREATER PROMINENCE THAN YOUR OTHER FINANCIAL DATA AND UNAUDITED OPERATING DATA. REFER TO THE PRESENTATION REQUIREMENTS SET FORTH IN FR 65. THIS COMMENT APPLIES TO YOUR SELECTED HISTORICAL FINANCIAL AND OPERATING DATA AS WELL.

         In response to the Staff's comment, we have revised the disclosures on pages 6 and 37.

EBITDA, PAGE 7

         14. PLEASE REVISE YOUR FOOTNOTE (3) ON THE PRESENTATION OF EBITDA TO INCLUDE THE PRIMARY PURPOSE FOR WHICH MANAGEMENT USES THIS NON-GAAP MEASURE. IF MANAGEMENT USES EBITDA PRIMARILY AS A LIQUIDITY MEASURE, PLEASE REMOVE THE RECONCILIATION TO NET INCOME AND PROVIDE A RECONCILIATION TO OPERATING CASH FLOWS AS THIS WOULD BE THE MOST COMPARABLE MEASURE. REFER TO THE GUIDANCE IN FR-65. YOUR DISCLOSURE UNDER SELECTED HISTORICAL FINANCIAL AND OPERATING DATA ON PAGE 33 SHOULD BE SIMILARLY REVISED.

         In response to the Staff's comment, we have revised the disclosure on pages 7 and 38. We further supplementally advise the Staff that the Company's management uses EBITDA to measure the Company's performance rather than liquidity and, accordingly, believes that the reconciliation to Net Income is appropriate.

RISK FACTORS, PAGE 9
WE HEAVILY RELY UPON OUR AGENTS TO DEVELOP CUSTOMER RELATIONSHIPS . .  , PAGE 9

         15. PLEASE EXPAND YOUR DISCLOSURE TO DISCUSS THE RISKS ASSOCIATED WITH RELYING ON VERBAL AGREEMENTS AS PART OF YOUR OPERATIONS, IF MATERIAL. FOR EXAMPLE: THE RISK OF ERROR IN RECORDING FINANCIAL RESULTS; MISUNDERSTANDING OF CONTRACT OBLIGATIONS OR RIGHTS; OR IN THE CASE OF DISPUTE, THE INABILITY TO VERIFY CONTRACT TERMS.

         In response to the Staff's comment, we have revised the disclosure on page 10.

OUR BUSINESS MAY BE HARMED BY TERRORIST ATTACKS . . . , PAGE 13

         16. PLEASE BE MORE SPECIFIC, IF FEASIBLE, IN DESCRIBING HOW YOUR BUSINESS HAS BEEN AFFECTED BY INCREASED SECURITY FOLLOWING THE SEPTEMBER 11, 2001 TERRORIST ATTACKS FOR EXAMPLE, WE NOTE FROM NEWS REPORTS THAT SECURITY MEASURES AT THE AMBASSADOR BRIDGE BETWEEN MICHIGAN AND THE ONTARIO PROVINCE OF CANADA INCREASED AFTER THE TERRORIST ATTACKS, AND SINCE YOU DO BUSINESS IN THOSE REGIONS, CONSIDER DISCLOSING THIS INFORMATION, OR OTHER INFORMATION, AS TO WHAT COSTS YOU OR YOUR OWNER-OPERATORS HAVE BEEN FORCED TO BEAR RELATING TO INCREASED SECURITY MEASURES FOLLOWING THE SEPTEMBER 11TH TERRORIST ATTACKS.

         In response to the Staff's comment, we have revised the disclosure on page 13 and 14.

DIVIDEND POLICY, PAGE 21

         17. SUPPLEMENTALLY TELL US, WITH A VIEW TOWARDS DISCLOSURE, WHY YOU WILL DECLARE A CASH DIVIDEND OF $47.5 MILLION TO CENTRA (WHICH IS MUCH HIGHER THAN ANY PREVIOUS DIVIDEND YOU HAVE DECLARED SINCE 2002), AND FOR WHAT PURPOSE THE FOUR PREVIOUS DIVIDENDS WERE DECLARED IN 2002 AND 2004.

         In response to the Staff's comment, we supplementally inform the Staff that the Company's Board of Directors declared the four cash dividends paid in 2002, 2003 and 2004 and the $50.0 million cash dividend on December 28, 2004 (which is described on page 22 and is in lieu of the $47.5 million cash dividend that we previously expected to be declared immediately prior to the offering) because, in each case, the Board determined that paying these dividends was in the best interest of the Company's shareholder at such time.

DILUTION, PAGE 23

         18. REFER TO YOUR HISTORICAL BALANCE SHEET ON PAGE F-20. YOUR NET BOOK VALUE IS STATED AT APPROXIMATELY $36.3 MILLION AS OF JULY 3, 2004. WE WOULD EXPECT YOUR NET TANGIBLE BOOK VALUE TO BE LOWER THAN YOUR NET BOOK VALUE BECAUSE YOU HAVE INTANGIBLE ASSETS RECORDED AS OF THAT DATE. PLEASE REVISE OR ADVISE.

         In response to the Staff's comment, the Company has updated the information contained in the "Dilution" section of Amendment No. 1 to reflect a net tangible book value of common stock of $24.7 million, which is equal to the Company's net book value at October 2, 2004 of $35.1 million less goodwill and intangible assets at October 2, 2004 of $10.4 million. Please see page 24.

UNAUDITED PRO FORMA FINANCIAL INFORMATION, PAGE 24

         19. WE NOTE YOUR DISCLOSURE THAT THE PURCHASE PRICE ALLOCATION FOR AFA HAS NOT YET BEEN FINALIZED. PLEASE SUPPLEMENTALLY EXPLAIN TO US THE CONTINGENCIES THAT

                  EXIST BARRING COMPLETION OF SUCH ALLOCATION WITHIN 3 MONTHS OF THE ACQUISITION DATE.

         We supplementally advise the Staff that management's estimate of the fair value of the intangible asset acquired in connection with the purchase of AFA is not yet finalized. We further advise the Staff that the Company is in the process of finalizing this valuation and there are no contingencies that will prevent the Company from completing this work. Upon completion of the valuation, we will revise the disclosures in the Registration Statement.

UNAUDITED PRO FORMA COMBINED STATEMENT OF INCOME, PAGE 25

         20. PLEASE REVISE YOUR FOOTNOTED EXPLANATIONS TO INCORPORATE THE FOLLOWING COMMENTS. EXPLANATIONS ON PAGE 27 SHOULD BE SIMILARLY REVISED.

                  A. FOOTNOTE (A) PLEASE TELL US WHETHER THE NEW CONSULTING ARRANGEMENT WITH MR. FONZI WAS ENTERED INTO AS PART OF THE ACQUISITION AGREEMENT. IF SO, PLEASE REVISE THIS EXPLANATION TO INCLUDE THE MATERIAL TERMS OF THE CONSULTING ARRANGEMENT. IF THE CONSULTING AGREEMENT WAS REACHED IN CONJUNCTION WITH, BUT NOT AS PART OF THE ACQUISITION, PLEASE DELETE THIS ADJUSTMENT AS IT WOULD NOT BE CONSIDERED DIRECTLY ATTRIBUTABLE TO THE TRANSACTION.

         We supplementally confirm for the Staff that the consulting arrangement with Mr. Fonzi was entered into as a part of the Company's acquisition agreement of AFA. We respectfully note for the Staff that the "Management -- Compensation of Directors" section on page 69 of the Registration Statement includes a description of this agreement. In addition, we have revised the disclosure in footnote (a) on pages 29 and 32.

                  B. FOOTNOTE (B) PLEASE REVISE THIS EXPLANATION TO INCLUDE THE COMPONENT PARTS OF THIS ADJUSTMENT. SPECIFICALLY, INCLUDE THE TOTAL CHANGE IN EXPENSE FOR EACH ASSET CATEGORY AS WELL AS THE ASSET VALUES AND USEFUL LIVES USED IN COMPUTING THE CHANGE IN DEPRECIATION AND AMORTIZATION.

         In response to the Staff's comment, we have revised the disclosure in footnote (c) on pages 29 and 32.

                  C. FOOTNOTE (C) PLEASE REVISE THIS EXPLANATION TO INCLUDE THE MATERIAL TERMS OF THE ADDITIONAL INDEBTEDNESS, INCLUDING THE AMOUNT OF ADDITIONAL INDEBTEDNESS INCURRED, INTEREST RATE, AND TERM.

         In response to the Staff's comment, we have revised the disclosure in footnote (d) on pages 29 and 32.

                  D. FOOTNOTE (E) PLEASE REVISE YOUR CALCULATION OF AVERAGE COMMON SHARES OUTSTANDING TO BE USED IN THE CALCULATION OF PRO FORMA EPS TO INCLUDE ONLY THOSE SHARES ISSUED WHOSE PROCEEDS WILL BE USED IN THE PAYMENT

                           OF THE $47.5 MILLION DIVIDEND AND THE DEBT REPAYMENT. PLEASE NOTE THAT SHARES ISSUED FOR PROCEEDS THAT WILL BE USED FOR GENERAL CORPORATE PURPOSES SHOULD NOT BE REFLECTED IN PRO FORMA EPS CALCULATIONS.

         In response to the Staff's comment, we have revised the disclosure in footnote (f) on pages 30 and 33.

                  E. FOOTNOTE (F) PLEASE REVISE THIS EXPLANATION TO INCLUDE THE MATERIAL TERMS OF THE OUTSTANDING DEBT TO BE REPAID AS WELL AS THE AMOUNT OF THE CHANGE IN EACH EXPENSE CITED. FOR EXAMPLE, YOU SHOULD STATE THE AMOUNT OF THE REDUCTION IN INTEREST EXPENSE, THE INTEREST RATE ON THE REPAID DEBT, AND THE AMOUNT OF DEBT REPAID SO THAT THE INVESTOR CAN RECALCULATE YOUR ADJUSTMENT.

         In response to the Staff's comment, we have revised the disclosure in footnote (g) on pages 30 and 33.

                  F. FOOTNOTE (F) PLEASE REMOVE FROM THIS ADJUSTMENT THE EFFECTS OF THE INVESTMENT OF PROCEEDS FROM SHARES ISSUED FOR GENERAL CORPORATE PURPOSES.

         In response to the Staff's comment, we have revised the disclosure in footnote (g) on pages 30 and 33.

UNAUDITED PRO FORMA BALANCE SHEET, PAGE 29

         21. PLEASE REVISE YOUR FOOTNOTED EXPLANATIONS TO INCORPORATE THE FOLLOWING COMMENTS:

                  A. FOOTNOTE (B) PLEASE REVISE THIS EXPLANATION TO FULLY AND COMPLETELY EXPLAIN THE TERMS OF THE ADDITIONAL INDEBTEDNESS INCURRED TO FINANCE THE AFA ACQUISITION.

         In response to the Staff's comment, we have revised the disclosure in footnote (d) on page 35 related to the Company's acquisition of NYP. We respectfully advise the Staff that as a result of updating the pro forma balance sheet as of October 2, 2004, the disclosure related to the indebtedness incurred to finance the AFA acquisition is no longer necessary.

                  B. FOOTNOTE (F) PLEASE REVISE THIS EXPLANATION TO FULLY AND COMPLETELY EXPLAIN THE TERMS OF THE INDEBTEDNESS REPAID.

         In response to the Staff's comment, we have revised the disclosure in footnote (i) on page 35.

SELECTED HISTORICAL FINANCIAL AND OPERATING DATA, PAGE 31

         22. REFER TO THE TABLE ON PAGE 33. IT APPEARS THAT THE PRO FORMA EARNINGS PER SHARE SHOULD BE PRESENTED FOR THE MOST RECENT FISCAL YEAR AND INTERIM PERIOD ONLY IN ACCORDANCE WITH SAB TOPIC I-B-3. IN THIS REGARD, PRO FORMA AND HISTORICAL EARNINGS PER SHARE APPEAR TO BE EXACTLY THE SAME FOR EACH OF THE OTHER FISCAL PERIODS PRESENTED. IT IS UNCLEAR WHY BOTH PRESENTATIONS WOULD BE EITHER NECESSARY OR APPROPRIATE. PLEASE REVISE OR ADVISE. THIS COMMENT APPLIES TO THE TABLE ON PAGE 7 AS WELL.

         In response to the Staff's comment, we have revised the disclosure on pages 6 and 37.

MANAGEMENT'S DISCUSSION AND ANALYSIS, PAGE 35

RESULTS OF OPERATIONS, PAGE 38
2003 COMPARED TO 2002, PAGE 39

         24. WE NOTE THAT YOU HAVE CITED AS THE PRIMARY REASON FOR THE INCREASE IN SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES THE INCREASE IN BAD DEBT EXPENSE AND, FROM YOUR CONSOLIDATED STATEMENTS OF CASH FLOWS AND NOTE 5, IT APPEARS BAD DEBT EXPENSE INCREASED SIGNIFICANTLY ($1.6 MILLION) FROM 2002 TO 2003. WE ALSO NOTE THAT YOU RECORDED A NET RECOVERY IN 2002. SUPPLEMENTALLY EXPLAIN TO US AND EXPAND YOUR DISCLOSURE TO INDICATE THE REASON FOR THE INCREASE IN THE PROVISION FOR CUSTOMER BAD DEBT ALLOWANCE AS WELL AS THE FACTS AND CIRCUMSTANCES SURROUNDING THE NET RECOVERY IN 2002.

         In response to the Staff's comment, we supplementally advise the Staff that for the year ended December 31, 2001, the Company's aging of its receivables and its review of potentially doubtful accounts resulted in charges to bad debt expense for the year. During 2002, several of the accounts previously reserved were collected. In connection with the preparation of the December 31, 2002 financial statements, the Company's review of possible uncollectible accounts indicated an improvement in the aging and less potentially uncollectible accounts requiring a smaller aggregate allowance. The Company's allowance for doubtful accounts was adjusted downward, resulting in a net recovery of $287,000. In 2003, the Company had minimal recoveries. In addition, in 2003, a reserve was provided for four large accounts, totaling $738,000, determined to be uncollectible and eventually written off. There were no similarly large accounts deemed uncollectible during 2002 or 2001. Based on the foregoing and the growth in the Company's business, the Company determined that it was appropriate to provide an additional reserve of $200,000 in 2003 for potentially uncollectible accounts.

         We have revised the disclosures under the heading "Selling, general and administrative" on pages 46 and 47.

LIQUIDITY AND CAPITAL RESOURCES, PAGE 43

         25. PLEASE REFER TO THE FIRST SENTENCE OF THE SECOND PARAGRAPH AND REVISE TO BRIEFLY EXPLAIN HOW YOUR OPERATING STRATEGY LIMITS YOUR CAPITAL EXPENDITURE REQUIREMENTS WHEN COMPARED TO MOST LARGE TRUCKING COMPANIES.

         In response to the Staff's comment, we have revised the disclosure on page 49.

         26. WE NOTE FROM YOUR DISCLOSURE IN YOUR LIQUIDITY AND CAPITAL RESOURCES SECTION AND THE NOTES TO YOUR FINANCIAL STATEMENTS, THAT YOUR REVOLVING SECURED LINE OF CREDIT, WHICH YOU CITE AS A PRIMARY SOURCES OF LIQUIDITY, CONTAINS SEVERAL COVENANTS. WE ALSO NOTE THAT, ON A CONSOLIDATED BASIS, YOU HAVE SEVERAL OTHER SMALLER LOANS THAT ALSO CONTAIN RESTRICTIVE COVENANTS. WE ASSUME THAT NO DEFAULTS OR BREACHES OF COVENANTS HAVE OCCURRED. IF OUR ASSUMPTION IS NOT CORRECT, ADDITIONAL DISCLOSURES MAY BE REQUIRED UNDER RULE 4-08(C) OF REGULATION S-X.

         In response to the Staff's comment, the Company confirms that as of October 2, 2004 it was in compliance with the covenants contained in its secured line of credit and AFA's secured line of credit. However, we supplementally advise the Staff that Universal Am-Can, one of the Company's operating subsidiaries, was not in compliance with its debt to tangible net worth and minimum tangible net worth covenants contained in its agreements with Key Equipment Finance and General Electric Capital Corporation. Universal Am-Can has obtained a waiver from the resulting defaults under these instruments and amended the terms of these covenants, which we expect will allow the Company to avoid any future defaults. We have revised the disclosure on pages 51, F-28 and F-29.

CONTRACTUAL CASH REQUIREMENTS AND COMMITMENTS, PAGE 46

         27. WE NOTE FROM YOUR DISCLOSURE ON PAGE 46 THAT THE AMOUNTS OWED TO STONY'S TRUCKING ARE CURRENTLY IN DISPUTE, AND YOU HAVE NOT PAID ANY AMOUNTS YOU MAY HAVE INCURRED SINCE THE INCEPTION DATE OF FEBRUARY 1, 2004. PLEASE REVISE YOUR DISCLOSE TO INDICATE EITHER THE AMOUNT CURRENTLY OWED UNDER THE ORIGINAL CONTRACT OR THAT YOU BELIEVE THESE AMOUNTS ARE NOT MATERIAL TO YOUR CONSOLIDATED FINANCIAL STATEMENTS.

         In response to the Staff's comment, we have revised the disclosure on page 53.

GROWTH STRATEGY, PAGE 52

         28. PLEASE DEFINE "DRAYAGE SERVICES" ON PAGE 53, IN THE BULLET POINT DISCUSSION REGARDING THE EXPANSION OF YOUR INTERMODAL SUPPORT SERVICES.

         In response to the Staff's comment, we have revised the disclosure on page 60.

OUR OPERATIONS, PAGE 53

         29. WE NOTE THAT YOUR SERVICES ARE GROUPED INTO THREE BROAD BUSINESS CATEGORIES. PLEASE BALANCE YOUR DISCUSSION OF FINANCIAL RESULTS BY ALSO DISCUSSING EXPENSE RESULTS FOR EACH CATEGORY, IF THAT INFORMATION IS AVAILABLE.

         In response to the Staff's comment, we respectfully submit that such presentation does not reflect management's view of their business and, accordingly, the Company believes it is not appropriate and could potentially be misleading to investors. For the purpose of making operating decisions and assessing performance, Company management reviews financial data on a consolidated basis that encompasses all of the Company's service offerings (truckload, intermodal and brokerage) or on a subsidiary basis, that encompasses all of the service offerings provided by such subsidiary. Furthermore, although the Company tracks revenue and some expenses that occur within each service offering, the Company's reporting system does not provide sufficient detail to capture all expenses by type of service offering.

MANAGEMENT, PAGE 59

         30. PLEASE REVISE THIS SECTION TO DISCLOSE THE RELEVANT DATES OF BUSINESS EXPERIENCE DURING THE PAST FIVE YEARS FOR JOSEPH J. CASAROLL AND ANGELO A. FONZI. REFER TO ITEM 401(E)(1) OF REGULATION S-K.

         In response to the Staff's comment, we have revised the biographies of Angelo A. Fonzi and Joseph J. Casaroll on page 67. With respect to Mr. Casaroll, we respectfully supplementally advise the Staff that Mr. Casaroll retired from General Motors in 1998 and engaged in no material business activities through October 2000, other than to serve as a director of P.A.M. Transportation Services, Inc. From October 2000 to May 2002, Mr. Casaroll served as a Vice President and General Manager of F.C.S., Inc. He has engaged in no material business activities since May 2002.

RELATED PARTY TRANSACTIONS, PAGE 66
AGREEMENTS WITH CENTRA AND ITS AFFILIATES . . ., PAGE 67

         31. WE NOTE FROM YOUR DISCLOSURE IN THIS SECTION THAT THE AMOUNTS PAID TO CENTRA IN RECENT YEARS FOR ADMINISTRATIVE FUNCTIONS THEY PERFORM FOR YOU AND FOR RENT HAVE DECREASED SIGNIFICANTLY. WE ALSO NOTE THAT, IN OTHER SECTIONS IN YOUR FILING, THESE DECREASES ARE EXPLAINED BY SERVICE LEVEL REDUCTIONS OR DECREASES IN THE NUMBER OF PROPERTIES RENTED. PLEASE REVISE YOUR DISCLOSURE BOTH HERE AND WITHIN MD&A TO CLARIFY THE REASONS FOR AND AMOUNTS OF THESE DECREASES.

         In response to the Staff's comment, we have revised the disclosure on pages 46 and 47 and on pages 73 and 74.

PAST LOANS TO CENTRA, PAGE 68

         32. PLEASE DISTINGUISH BETWEEN THE LOANS YOU MADE TO CENTRA AS PART OF YOUR STATED DIVIDEND POLICY, AND THE LOANS YOU MADE TO CENTRA THAT WERE NOT DIVIDENDS. FOR EXAMPLE, WE NOTE THAT THE LOAN AMOUNTS IN THIS SECTION DO NOT CORRESPOND TO THE DIVIDEND PAYMENTS YOU MADE TO CENTRA AS REFLECTED IN THE DIVIDEND POLICY SECTION ON PAGE 21. PLEASE ADVISE AND REVISE AS APPROPRIATE TO RECONCILE WHAT APPEARS TO BE CONTRADICTORY INFORMATION.

         In response to the Staff's comment, we have revised the disclosure on pages 22 and 76. We further supplementally advise the Staff that the Company's policy was to distribute its excess cash to its shareholder. This cash was distributed either by the board of directors declaring a cash dividend or by the Company making a loan to CenTra which was settled by the Company's board of directors declaring an in-kind dividend or by other means. The $5,000,000 loan in December 2002 and the $14,350,000 made during 2003 were settled by CenTra in December 2003 as follows:

                o CenTra forgave $8,522,000 of indebtedness owed to it by the Company, primarily attributable to past income taxes resulting from our being included in CenTra's tax returns;
                o   the Company declared an in-kind distribution of $4,549,000;
                o CenTra transferred certain real property located in Dearborn, Michigan to the Company. This real property was recorded on the Company's balance sheet at $3,546,000, which represented CenTra's net book value in this property. Due to the difference between the book and tax value of this property, the Company also recorded a deferred tax asset of $2,733,000;

         The sum of the $8,522,000 in debt forgiveness, plus $4,549,000 of in-kind distributions, plus $3,546,000 in real property, plus $2,733,000 in deferred tax assets equals the $19,350,000 that the Company loaned to CenTra.

         33. WE NOTE YOUR REFERENCE TO THE DIVIDEND POLICY THAT WAS IN EFFECT PRIOR TO THIS OFFERING. PLEASE CONSIDER DISCLOSING THE EXISTENCE OF THIS POLICY EARLIER IN THE DOCUMENT; FOR EXAMPLE, WHERE YOU FIRST DISCUSS THE $47.5 MILLION DIVIDEND YOU INTEND TO PAY TO CENTRA USING THE PROCEEDS FROM THIS OFFERING, BOTH IN THE SUMMARY AND USE OF PROCEEDS SECTIONS, OR IN THE DIVIDEND POLICY SECTION ON PAGE 21. IS THE $47.5 MILLION DIVIDEND FOR A SIMILAR PURPOSE AS PRIOR DIVIDENDS (PAYMENT OF EXCESS CASH IN THE FORM OF LOANS), OR IS IT FOR A DIFFERENT PURPOSE? PLEASE ADVISE AND REVISE YOUR DISCLOSURE, AS APPROPRIATE, TO CLARIFY THESE ISSUES.

         In response to the Staff's comment, we have revised the disclosure on page 22. We further respectfully advise the Staff that, as described in response to the Staff's comment number 17, the Company's board of directors declared each of the dividends paid or payable by the Company (including the $50.0 million dividend declared on December 28, 2004) because it was determined to be in the best interest of the Company's shareholder.

PRINCIPAL SHAREHOLDERS, PAGE 69

         34. PLEASE CONFIRM THAT THERE ARE NO ARRANGEMENTS THAT MAY RESULT IN A CHANGE OF CONTROL THAT YOU WOULD BE REQUIRED TO DISCLOSE UNDER ITEM 403(C) OF REGULATION S-K, OR REVISE TO DISCLOSE THAT INFORMATION.

         In response to the Staff's comment, the Company confirms that it does not know of any arrangements that may result in a change of control.

DESCRIPTION OF CAPITAL STOCK, PAGE 70

         35. PLEASE REVISE TO DISCLOSE THE PRESENT NUMBER OF HOLDERS OF YOUR COMMON STOCK, AND THE EFFECT OF THE TRANSACTION ON THOSE STOCKHOLDERS, IF APPLICABLE. REFER TO ITEM 201(B) OR REGULATION S-K.

         In response to the Staff's comment, we have revised the disclosure on page 78.

SHARES ELIGIBLE FOR FUTURE SALE, PAGE 73

         36. PLEASE REVISE AS APPROPRIATE TO CLARIFY THAT THE 10,022,500 SHARES OF RESTRICTED COMMON STOCK OUTSTANDING, AS REFERENCED HERE, ARE THE SAME AS THE SHARES ISSUED IN THE PROPOSED SPIN-OFF, AND SPECIFICALLY IDENTIFY THE HOLDERS OF THIS RESTRICTED STOCK.

         In response to the Staff's comment, we have revised the disclosure on page 81.

UNDERWRITING, PAGE 77
ELECTRONIC DISTRIBUTION, PAGE 79

         37. WE NOTE THAT ONE OR MORE OF THE UNDERWRITERS MAY DISTRIBUTE PROSPECTUSES ELECTRONICALLY. PLEASE SUPPLEMENTALLY CONFIRM THAT THEIR PROCEDURES HAVE BEEN CLEARED WITH US.

         In response to the Staff's comment, the underwriters have advised the Company that since the date of the original filing, they have determined not to distribute prospectuses electronically. The two paragraphs relating to "Electronic Distribution" beginning on page 79 and carrying over to page 80 of the Registration Statement as originally filed have been deleted.

         38. PLEASE TELL US WHETHER YOU OR THE UNDERWRITERS HAVE ANY ARRANGEMENTS WITH A THIRD PARTY TO HOST OR ACCESS YOUR PRELIMINARY PROSPECTUS ON THE INTERNET. IF SO, IDENTIFY THE PARTY AND THE WEBSITE AND DESCRIBE THE MATERIAL TERMS OF THE AGREEMENT. PROVIDE US ALSO WITH COPIES OF ANY INFORMATION CONCERNING YOUR COMPANY OR PROSPECTUS THAT MAY HAVE APPEARED ON THEIR WEBSITE.

         In response to the Staff's comment, we respectfully advise the Staff that, as described in response to comment number 37, the underwriters have determined not to make the prospectus available in electronic format on web sites maintained by one or more of the underwriters or selling group members, if any, participating in the offering. The two paragraphs relating to "Electronic Distribution" beginning on page 79 and carrying over to page 80 of the Registration Statement as originally filed have been deleted.

CONSOLIDATED BALANCE SHEETS, PAGE F-4

         39. WE NOTE FROM YOUR DISCLOSURE IN NOTE 1 (F) THAT OTHER ASSETS IS WHOLLY AND COMPLETELY COMPRISED OF INTANGIBLE ASSETS AS OF DECEMBER 31, 2003. PLEASE REVISE YOUR BALANCE SHEET PRESENTATION TO MORE ACCURATELY CAPTION THIS LINE ITEM AS REQUIRED BY PARAGRAPH 42 OF SFAS 141.

         In response to the Staff's comment, we have revised our balance sheet presentation to more accurately caption this line.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY, PAGE F-6

         40. PLEASE SUPPLEMENTALLY EXPLAIN TO US THE FACTS AND CIRCUMSTANCES SURROUNDING THE $4.997 MILLION RECLASSIFICATION OF THE AMOUNTS DUE TO CENTRA IN FISCAL 2002.

         In response to the Staff's comment, we supplementally advise the Staff that prior to December 31, 2001, the Company's operations were conducted through several independent operating subsidiaries, all of which were owned by CenTra. On December 31, 2001, CenTra completed a corporate reorganization pursuant to which all of these operating subsidiaries became wholly owned subsidiaries of the Company. In 2001 and in previous years, all intercompany accounts payable and accounts receivables between these operating subsidiaries and CenTra were classified on the subsidiaries' financial statements as CenTra's net investment. As a part of the reorganization, the Company and CenTra implemented a policy of settling these intercompany payables and receivables on a current basis. Accordingly, on January 1, 2002, the Company reclassified the $4,997,000 net intercompany payable to CenTra that existed at that time from paid in capital to a liability due to CenTra.

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, PAGE F-8
(H) FREIGHT REVENUE AND RELATED EXPENSES, PAGE F-9

         41. WE NOTE THAT YOUR DISCLOSURE OF REVENUE RECOGNITION POLICIES RELATED TO FREIGHT DELIVERY SERVICES APPEAR TO ALSO COVER YOUR BROKERAGE REVENUES. SUPPLEMENTALLY EXPLAIN TO US HOW THESE REVENUES ARE EARNED, HOW YOUR OBLIGATIONS AND RISKS COMPARE WITH THE THIRD PARTY TRUCKING COMPANY CONTRACTED, AND HOW THESE OBLIGATIONS AND RISKS DIFFER FROM THOSE YOU ASSUME IN YOUR ORDINARY TRUCKLOAD OPERATIONS. INCLUDE IN YOUR RESPONSE JUSTIFICATION FOR GROSS RECOGNITION USING THE ARGUMENTS SET FORTH IN EITF 99-19.

         In response to the Staff's comment, we supplementally advise the Staff that revenue from the Company's freight delivery services and revenue from the Company's brokerage services are both earned and recognized in the same way. This revenue is earned through fees charged to customers for the transportation of freight, generally on a per-load or per-mile basis. Revenue from both freight delivery and brokerage operations is recognized upon the completion of the freight delivery when (i) evidence of an arrangement exists, (ii) delivery has occurred at the customer's location, (iii) the amount of revenue is fixed and determinable and (iv) collectibility is reasonably assured.

                                                                              17
         In addition, the Company's risks and obligations are substantially the same in its freight delivery operations and in its brokerage operations. In both freight and brokerage operations:

         1. The Company (through its agents) contracts with the customer and is the only party in privity of contract with the customer.

         2. The Company is responsible for the safe and timely delivery of the freight and has primary liability for any cargo damage or delay. The Company may make a claim for the cargo damage or delay against the owner-operator or third-party trucking company, but the Company is at risk if it cannot collect.

         3. The Company is obligated to pay (i) the agent and owner-operator, in the case of freight delivery operations; or
                  (ii) the third party trucking company, in the case of brokerage operations, upon delivery of the freight, regardless of whether the customer pays. Accordingly, the Company assumes all credit and collection risk.

         4. The Company, through its agents, sets the pricing with the customer and is at risk of lower profit if it cannot obtain an owner-operator or third party trucking company to haul the freight for an acceptable price.

         The only significant difference between freight delivery operations and brokerage operations is that, in brokerage operations, the Company does not provide auto liability coverage to third parties, and does not administer compliance with safety, vehicle licensing, fuel-tax reporting, and other administrative functions. The Company respectfully suggests that this difference has little bearing on revenue recognition.

         In accordance with EITF 99-19, in assessing whether revenue from brokerage services should be reported on a gross basis (with separate display of cost of sales to arrive at gross profit) or on a net basis, consideration should be made whether a company:

         1)       acts as principal in the transaction;

         2) takes title to the products (not applicable to either freight delivery or brokerage because in neither case would the Company take title to the freight);

         3) has risks and rewards of ownership, such as the risk of loss for collection, delivery, or returns; and

         4) acts as an agent or broker (including performing services, in substance, as an agent or broker) with compensation on a commission or fee basis.

         In assessing the criteria above, the Company believes it acts as principal in brokerage transactions because it contracts with the customer, establishes pricing, and serves as the primary obligor in matching customer freight hauling requirements with owner-operators or third party trucking companies. The Company also believes that it has the vast majority of the risks and obligations compared with the third-party trucking company, including bearing the primary risks of timely performance and cargo damage, as well as the risks of collection of payment and compensation for delivery.

         Finally, in both instances the Company makes its margin based on the gross price it negotiates with the customer, less what it pays to the agent and the owner-operator or the third-party trucking company. The Company does not get a fixed percentage similar to a commission.

         Based on the foregoing analysis, we respectfully submit that the Company's brokerage operations meet the criteria outlined in EITF 99-19 for recognition of brokerage revenues on a gross basis.

         42. PLEASE EXPAND YOUR ACCOUNTING POLICIES FOOTNOTE TO ALSO ADDRESS REVENUE RECOGNITION ON INTERMODAL SUPPORT SERVICES.

         In response to the Staff's comment, we have revised the disclosure on page F-9.

         43. YOU DISCLOSE THE FACT THAT YOU IMPOSE AND COLLECT SURCHARGES TO ADDRESS FLUCTUATIONS IN FUEL PRICES AND YOU PASS THESE SURCHARGES DIRECTLY ON TO OWNER-OPERATORS. PLEASE QUANTIFY THE AMOUNT OF SUCH SURCHARGES RECORDED IN EACH PERIOD FOR WHICH AN ANNUAL OR INTERIM INCOME STATEMENT HAS BEEN PRESENTED. DISCLOSE THESE AMOUNTS IN YOUR MD&A DISCUSSIONS OF OPERATIONS AS WELL, IF SIGNIFICANT.

         In response to the Staff's comment, we have revised the disclosure on page F-9. The discussion of fuel surcharges in MD&A is contained under the "purchased transportation" caption on pages 44, 45 and 47.

(1) SEGMENT INFORMATION, PAGE F-10

         44. WE NOTE FROM YOUR DISCUSSION OF YOUR BUSINESS AND YOUR PRESENTATION OF REVENUES ON YOUR CONSOLIDATED STATEMENTS OF INCOME THAT YOU HAVE THREE PRIMARY MAIN SOURCES OF REVENUE INCLUDING YOUR TRUCKLOAD BUSINESS, YOUR BROKERAGE BUSINESS, AND YOUR INTERMODAL BUSINESS. SUPPLEMENTALLY AND IN DETAIL EXPLAIN WHY THESE ACTIVITIES DO NOT CONSTITUTE SEPARATE OPERATING SEGMENTS PURSUANT TO THE GUIDANCE IN PARAGRAPHS 10-15 OF SFAS 131.

         In response to the Staff's comment, we supplementally advise the staff that although the Company does report its revenues by type of service - truckload services, brokerage services, and intermodal support services - as required by paragraph 37 of SFAS 131, the Company believes its operations are appropriately reported as a single segment. As set forth in SFAS 131, an operating segment is a component of an enterprise:

           o that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same enterprise);

           o whose operating results are regularly reviewed by the enterprise's chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and

           o      for which discrete financial information is available.

         The Company does meet the first criterion with respect to each of its three services. The Company earns revenues and incurs expenses by providing truckload, intermodal and brokerage services.

         However, with respect to the second and third criteria, the Company's operating results and key performance indicators are analyzed on a consolidated basis or on a subsidiary basis by senior management, the Company's Chief Operating Decision Maker (CODM), to make decisions regarding operating results or for allocation of resources. Moreover, the information is not available in the Company's reporting system in sufficient detail to analyze operating profit discretely by service type and is therefore not utilized by the CODM for analysis of operating results. Lastly, there is no function or position by service type that would meet the definition of a segment manager, as outlined in paragraph 14 of SFAS 131. The Company's understanding of a segment manager would be a function which, in this case, would be structured by service type, to be directly accountable to, and would maintain regular contact with, the chief operating decision maker to discuss operating activities, financial results, forecasts, or plans for the Company.

         Based on the foregoing, the Company believes the presentation of its operations as one segment, the transportation of goods, is appropriate.

(3) TRANSACTIONS WITH CENTRA AND AFFILIATES, PAGE F-12

         45. IF PRACTICABLE, PLEASE DISCLOSE MANAGEMENT'S ESTIMATE OF WHAT THE EXPENSES ASSOCIATED WITH CENTRA PROVIDED SERVICES WOULD HAVE BEEN ON A STAND ALONE BASIS AS CONTEMPLATED BY THE INTERPRETIVE RESPONSE TO QUESTION 2 OF SAB TOPIC I-B.

         In response to the Staff's comment we respectfully submit that it is not practicable for the Company to estimate what the costs of the services provided by CenTra would have been historically on a stand alone basis. While the Company believes the allocation method used in 2001 and 2002 and the amounts charged for services in 2003 were reasonable, it does not believe that it is feasible to undertake a study to determine what the costs would have been on a stand alone basis. Many of the expenses associated with the CenTra provided services consisted of salaries, wages and fringe benefits paid to CenTra's management, human resource staff, information technology staff, administrative staff and treasury management staff. Detailed time records for these individuals were not maintained and, as a result, it would be difficult to ascertain the amount of time they dedicated to providing services to the Company. Additionally, in 2001 and 2002 the Company's corporate headquarters was located in CenTra's corporate headquarters. As such, the Company was, along with each other CenTra subsidiary, allocated costs relating to such items as office supplies and building maintenance. The utilization of such items was not tracked by CenTra for each of its subsidiaries. Therefore, the Company believes that it would be impossible to determine what these costs would have been on a stand alone basis.

         46. PLEASE EXPAND YOUR DISCLOSURES TO EXPLAIN HOW INTEREST CHARGES AND INTEREST INCOME ARE COMPUTED ON FINANCING ARRANGEMENTS WITH YOUR PARENT PURSUANT TO THE INTERPRETIVE RESPONSE TO QUESTION 4 OF SAB TOPIC I-B.

         In response to the Staff's comment, we have revised the disclosure on page F-12.

(11) SUBSEQUENT EVENTS, PAGE F-17
ACQUISITION OF AFA ENTERPRISES, INC., PAGE F-17

         47. SUPPLEMENTALLY EXPLAIN TO US THE FACTS AND CIRCUMSTANCES JUSTIFYING A USEFUL LIFE OF 15 YEARS FOR CUSTOMER RELATIONSHIPS ACQUIRED THROUGH THE AFA ACQUISITION.

         In response to the Staff's comment, we supplementally advise the Staff that the primary reason for the acquisition of AFA by the Company was to obtain key assets of AFA, including its customer relationships, sales agent relationships and the sales agents' underlying relationships with owner-operators.

         In determining the useful life of the customer and agency relationships, the Company reviewed the pertinent factors as outlined in SFAS
142. Since there are no contractual provisions that would limit the useful life of the customer and agent relationship, the Company analyzed the average tenure of AFA's ten largest (by revenue) agents and customers and weighted their tenures based on annualized 2004 (January through September) revenues. Together, these agents represented approximately 38% of AFA's revenue and the customers represented approximately 50% of AFA's revenue. Based on this analysis, the Company determined the weighted average tenure of AFA's agents was 12.2 years and the weighted average tenure of its customers was 17.4 years. Based on the interrelatedness of various components of the customer-related intangibles such as sales agents, customer lists, existing purchase orders and the owner-operator driver network provided by AFA's agents, the Company believes it is appropriate to have one bundled customer related intangible asset. As such, the Company has averaged the weighted average agent tenure and weighted average customer tenure, which is 14.8 years. Therefore, the Company believes a 15-year life is appropriate.

         48. THE RESPONSIBILITY FOR THE VALUATION OF ASSETS AND LIABILITIES ACQUIRED AND FOR THE PURCHASE PRICE ALLOCATION LIES WITH MANAGEMENT. PLEASE REVISE YOUR FOOTNOTE TO CLARIFY THIS FACT. FURTHER, IF YOU ELECT TO MAKE REFERENCE TO AN INDEPENDENT VALUATION IN YOUR FOOTNOTE, YOU SHOULD IDENTIFY THE APPRAISER AS AN EXPERT IN YOUR REGISTRATION STATEMENT. YOU SHOULD ALSO INCLUDE HIS CONSENT IN THAT DOCUMENT. THIS COMMENT APPLIES TO DISCLOSURES IN YOUR INTERIM FINANCIAL STATEMENTS AS WELL.

         In response to the Staff's comment, we have revised the disclosure on page F-17 and F-30 to reflect the fact that the valuation of the assets and liabilities assumed is based on management's estimate. Additionally, all references to an independent valuation have been removed.

CONSOLIDATED BALANCE SHEETS, PAGE F-20

         49. IF A PLANNED DISTRIBUTION TO OWNERS IS NOT REFLECTED IN THE LATEST BALANCE SHEET BUT WOULD BE SIGNIFICANT RELATIVE TO REPORTED EQUITY, A PRO FORMA BALANCE SHEET REFLECTING THE DISTRIBUTION ACCRUAL SHOULD BE PRESENTED ALONGSIDE THE HISTORICAL BALANCE SHEET. THIS PRO FORMA BALANCE SHEET SHOULD NOT REFLECT THE OFFERING PROCEEDS. WE REFER BOTH TO THE CASH DIVIDENDS DISCUSSED IN YOUR FOOTNOTE AND TO THE $47.5 MILLION DIVIDEND TO CENTRA TO BE DECLARED PRIOR TO THE SPIN OFF. PLEASE REVISE OR ADVISE.

         In response to the Staff's comment, we have included a pro forma balance sheet on page F-22 to reflect (i) the $50.0 million cash dividend payable, (ii) the $3.1 million cash dividend paid, (iii) the three in-kind dividends totaling $5.9 million and (iv) the $360,000 deemed dividend distribution resulting from the exchange of properties described on page F-33. Each of these dividends was declared after October 2, 2004 and is reflected in the pro forma balance sheet in accordance with SAB Topic I-B-3.

         50. IF A DISTRIBUTION TO OWNERS IS TO BE PAID OUT OF PROCEEDS OF THE OFFERING RATHER THAN FROM THE CURRENT YEAR'S EARNINGS, IN ADDITION TO YOUR HISTORICAL EARNINGS PER SHARE PRESENTATION, PRO FORMA PER SHARE DATA SHOULD BE PRESENTED FOR THE MOST RECENT FISCAL YEAR AND INTERIM PERIOD ONLY GIVING EFFECT TO THE NUMBER OF SHARES WHOSE PROCEEDS WOULD BE NECESSARY TO PAY THE DIVIDEND. TO THE EXTENT THAT A DIVIDEND DECLARED DURING THE LATEST FISCAL YEAR EXCEEDED EARNINGS DURING THE PREVIOUS TWELVE MONTHS, WE WOULD PRESUME THAT YOUR INTENTION WAS TO PAY IT OUT OF OFFERING PROCEEDS. PLEASE REFER TO SAB I-B-3 AND REVISE YOUR FILING AS APPROPRIATE.

         In response to the Staff's comment, we respectfully advise the Staff that the amounts to be included in this regard are not determinable at this time and will be included at the time the Company includes an estimated offering price range in the Registration Statement. However, we have included below the anticipated disclosures that would be made in the notes to the interim and annual financial statements once the offering price range is estimated. We also advise the Staff that pro forma earnings per common share and pro forma average common shares outstanding will be included in the consolidated statements of income for the year ended December 31, 2003 and the thirty-nine weeks ended October 2, 2004 giving effect to the number of shares whose proceeds would be necessary to pay the distribution to owners.

         We anticipate including the following note in the audited consolidated financial statements as of December 31, 2003:

(13)     PRO FORMA ADJUSTMENTS (UNAUDITED)

         Subsequent to October 2, 2004, the Company declared $53,100,000 in cash dividends and three in-kind distributions with a fair value of $5,909,000 payable to CenTra and, in addition, incurred a deemed dividend in the amount of $360,000 in connection with the exchange of properties (see Note 11 - "Exchange of Properties"). Additionally, the Company made an in-kind distribution to CenTra on December 31, 2003 totaling $4,549,000. In accordance with guidance issued by the Securities and Exchange Commission, _________ additional shares of common stock have been included in the calculation of all pro forma earnings per common share and pro forma average common shares outstanding for the year ended December 31, 2003. The addition of these shares, the value of which would be $_______ using an assumed initial offering price of $___ per share, gives effect to the sale of the number of additional shares that would have been necessary to pay the cash and in-kind distributions in excess of the undistributed net income of the Company for the twelve-months ended October 2, 2004. The distributions in excess of undistributed net income of the Company for the twelve-months ended October 2, 2004 was calculated as follows (in thousands):

       Distributions payable from the proceeds of the initial public offering.....        $50,000
       Cash and in-kind distributions paid and payable from the net income of UTSI
          for the twelve-months ended October 2, 2004.............................        $13,918
       Net income of UTSI for the twelve-months ended October 2, 2004.............         10,260
       Distributions in excess of undistributed net income of UTSI for the
          twelve-months ended October 2, 2004.....................................          3,658
       Distributions paid and payable in excess of net income of UTSI for the
          twelve-months ended October 2, 2004.....................................        $53,658

         In addition, we anticipate including the following note in the unaudited interim consolidated financial statements as of October 2, 2004:

(11)     PRO FORMA ADJUSTMENTS

         Subsequent to October 2, 2004, the Company declared $53,100,000 in cash dividends and three in-kind distributions with a fair value of $5,909,000 payable to CenTra and, in addition, incurred a deemed dividend in the amount of $360,000 in connection with the exchange of properties (see Note 10 - "Exchange of Properties"). These dividends and distributions are shown as a dividend payable in the pro forma balance sheet as of October 2, 2004 and reflected as a reduction in retained earnings and paid-in capital to zero. The portion of these dividends and distributions that exceeds retained earnings and paid-in capital is shown as distributions in excess of CenTra's contributed capital in the pro forma balance sheet. Additionally, the Company made an in-kind distribution to CenTra on December 31, 2003 totaling $4,549,000, which is already reflected in the historical financial statements.

         In accordance with guidance issued by the Securities and Exchange Commission, _________ additional shares of common stock have been included in the calculation of all pro forma earnings per common share and pro forma average common shares outstanding for the thirty-nine weeks ended October 2, 2004. The addition of these shares, the value of which would be $_______ using an assumed initial offering price of $___ per share, gives effect to the sale of the number of additional shares that would have been necessary to pay the cash and in-kind distributions in excess of the undistributed net income of the Company for the twelve-months ended October 2, 2004. The distributions in excess of undistributed net income of the Company for the twelve-months ended October 2, 2004 was calculated as follows (in thousands):

       Distributions payable from the proceeds of the initial public offering.....        $50,000
       Cash and in-kind distributions paid and payable from the net income of
          UTSI for the twelve-months ended October 2, 2004........................        $13,918
       Net income of UTSI for the twelve-months ended October 2, 2004.............         10,260
       Distributions in excess of undistributed net income of UTSI for the
          twelve-months ended October 2, 2004.....................................          3,658
       Distributions paid and payable in excess of net income of UTSI for the
          twelve-months ended October 2, 2004.....................................        $53,658

(4) INTANGIBLE ASSETS, PAGE F-25

         51. WE NOTE FROM YOUR DISCLOSURE IN YOUR UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS THAT OTHER ASSETS CONSISTED SOLELY OF INTANGIBLE ASSETS AT DECEMBER 31, 2003, BUT INCLUDED $322,000 OF ASSETS OTHER THAN INTANGIBLES AT JULY 3, 2004, ($940,000 PER DISCLOSURE VERSUS $1,162,000 PER BALANCE SHEET). PLEASE SUPPLEMENTALLY EXPLAIN AND REVISE YOUR DISCLOSURE TO INDICATE TO US THE NATURE OF ADDITIONAL $322,000.

         In response to the Staff's comment, we supplementally advise the Staff that "Other assets" at July 3, 2004 consist of $940,000 of intangible assets and $222,000 of other assets. Other assets primarily comprised costs related to our initial public offering that were paid through July 3, 2004. In connection with the inclusion of updated financial information, we have revised the balance sheet presentation in the interim consolidated financial statements to show other assets separately.

(8) SUBSEQUENT EVENTS, PAGE F-26

         52. WE NOTE FROM YOUR DISCLOSURE ON PAGE F-28 THAT IN OCTOBER 2004 YOU DECLARED THREE IN-KIND DIVIDENDS TO CENTRA, THE THIRD OF WHICH WAS A RIGHT OF FIRST REFUSAL AND AN OPTION TO REACQUIRE CERTAIN REAL ESTATE OBTAINED FROM CENTRA ON DECEMBER 31, 2003. PLEASE SUPPLEMENTALLY EXPLAIN TO US AND REVISE YOUR SUBSEQUENT EVENT DISCLOSURE TO INDICATE HOW YOU VALUED AND RECORDED THIS DIVIDEND. ALSO, PLEASE REVISE YOUR SUBSEQUENT EVENTS DISCLOSURE TO INDICATE THE VALUE ASSIGNED.

         In response to the Staff's comment, we supplementally advise the Staff that the Company intends to record the dividend at the fair value of the option and right of first refusal. While the Company has not yet finalized its determination of the fair value of the dividend, it has preliminarily valued it at $25,000. Upon completion of the valuation, we will revise the disclosure throughout the Registration Statement. The dividend will be recorded as a reduction to retained earnings and an increase in paid-in capital.

AFA ENTERPRISES
TAX STATUS, PAGE F-35

         53. AS AFA IS TREATED AS AN S CORPORATION, PLEASE EXPAND YOUR ANNUAL AND INTERIM INCOME STATEMENTS TO ALSO DISCLOSE, ON A PRO FORMA BASIS, WHAT TAX EXPENSE AND AFTER-TAX NET INCOME WOULD HAVE BEEN TREATED AS A TAXABLE

                  CORPORATION. REFER, BY ANALOGY, TO SAB TOPIC I-B, SECTIONS 1 AND 2 FOR GUIDANCE.

         In response to the Staff's comment, we have revised the disclosure on pages F-36 and F-45.

NOTE 9 RESTATEMENT, PAGE F-38

         54. SUPPLEMENTALLY ADVISE US WHETHER THIS IS THE YEAR IN WHICH THE RESTATEMENT WAS MADE. IF TRUE, IT APPEARS THAT AN EXPLANATORY PARAGRAPH IN THE AUDITOR'S REPORT WOULD BE APPROPRIATE. PLEASE REVISE OR ADVISE.

         In response to the Staff's comment, we supplementally advise the Staff that the restatement discussed in Note 9 to AFA's consolidated financial statements was done in 2003. As such, an explanatory paragraph has been added to the auditor's report on page F-34.

CONDENSED CONSOLIDATED BALANCE SHEETS, PAGE F-39

         55. REFER TO THE LINE ITEM CAPTIONED "PROPERTY, PLANT AND EQUIPMENT." YOU APPEAR TO BE DISCLOSING THREE ACCUMULATED DEPRECIATION BALANCES FOR THE TWO BALANCE SHEETS PRESENTED. PLEASE REVISE OR ADVISE.

         In response to the Staff's comment, we have revised the disclosure on page F-44.

PART II
ITEM 13.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION, PAGE II -1

         56. PLEASE CONFIRM THAT YOU WILL PROVIDE THE AMOUNT OF EXPENSES IN CONNECTION WITH THE ISSUANCE AND DISTRIBUTION, OR AN ESTIMATE OF THOSE AMOUNTS, IN YOUR NEXT AMENDMENT.

         In response to the Staff's comment, we have revised Amendment No. 1 to include these amounts.

ITEM 15.  RECENT SALES OF UNREGISTERED SECURITIES, PAGE II-2

         57. WE NOTE THAT THIS SECTION IS INCOMPLETE. PLEASE PROVIDE ALL INFORMATION REQUIRED BY ITEM 701 OF REGULATION S-K IN THE NEXT AMENDMENT.

         In response to the Staff's comment, we have revised Amendment No. 1 to include this information.

                                      * * *

         Please contact William Brentani at (650) 251-5110 or Thomas Wuchenich at (310) 407-7505 with any questions regarding the foregoing.



                                              Very truly yours,

                                              /s/ Simpson Thacher & Bartlett LLP

                                              Simpson Thacher & Bartlett LLP




cc:      Robert E. Sigler
         Mark Scudder
         Dave Ufheil
         Kerry Crenshaw